Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Summary of Convertible Debentures Outstanding
The Company’s convertible debentures outstanding as at December 31, 2020, are as follows:

	Opening	Interest and accretion expense	Conversion	Total
a)	$602,252	$53,668	$(655,920)	$—
b)	329,099	30,663	(359,762)	—
c)	89,914	2,626	(92,540)	—

	$1,021,265	$86,957	$(1,108,222)	$—